Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 0.9%
Aristocrat Leisure Ltd. ........... 139 $ 6,464
JB Hi-Fi Ltd. ................. 22 1,373
Macquarie Group Ltd. ........... 218 32,249
Orica Ltd. ................... 35 379
Pro Medicus Ltd. .............. 11 1,883
REA Group Ltd. ............... 98 15,031
Rio Tinto Ltd. ................ 110 7,922
Rio Tinto plc ................. 443 26,678
Santos Ltd. .................. 61 264
South32 Ltd. ................. 1,486 3,051
Worley Ltd. .................. 1,801 16,003
111,297
Belgium — 0.1%
KBC Group NV ............... 229 17,566
Brazil — 1.5%
Ambev SA .................. 10,530 20,072
B3 SA - Brasil Bolsa Balcao ....... 6,626 12,574
BRF SA .................... 436 1,635
CCR SA .................... 4,485 8,626
Embraer SA
(a)
................ 337 3,453
Energisa SA ................. 555 3,795
Lojas Renner SA .............. 12,827 30,026
Magazine Luiza SA
(a)
........... 1,822 2,326
Marfrig Global Foods SA ......... 4,110 11,203
Minerva SA
(a)
................ 833 694
Natura & Co. Holding SA ......... 1,834 3,983
Pagseguro Digital Ltd. , Class A
(a)
... 262 1,952
Telefonica Brasil SA ............ 586 5,194
TOTVS SA .................. 71 414
Ultrapar Participacoes SA ........ 2,786 7,899
Vale SA .................... 1,234 11,424
Vibra Energia SA .............. 134 389
Vivara Participacoes SA ......... 92 337
Wheaton Precious Metals Corp. .... 1,094 68,259
194,255
Canada — 1.5%
Barrick Gold Corp. ............. 493 8,060
Celestica, Inc.
(a)
............... 9 1,111
CGI, Inc. , Class A ............. 15 1,768
Finning International, Inc. ........ 208 5,194
FirstService Corp. ............. 78 14,185
IGM Financial, Inc. ............. 107 3,433
Intact Financial Corp. ........... 3 533
Keyera Corp. ................ 676 19,182
Kinross Gold Corp. ............. 499 5,621
Shopify, Inc. , Class A
(a)
.......... 12 1,400
Stantec, Inc. ................. 452 34,979
Teck Resources Ltd. , Class B ..... 199 8,129
Thomson Reuters Corp. ......... 511 85,872
189,467
Chile — 0.0%
Antofagasta plc ............... 99 2,099
China — 3.6%
3SBio, Inc.
(b) (c)
................ 6,000 4,628
Alibaba Group Holding Ltd. ....... 3,800 46,613
Baidu, Inc. , Class A
(a)
........... 750 8,480
Beijing Capital International Airport Co.
Ltd. , Class H
(a)
.............. 2,000 730
Bilibili, Inc. , Class Z
(a)
........... 80 1,342
Bosideng International Holdings Ltd. . 2,000 968
Security
Shares
Shares Value
China (continued)
BYD Co. Ltd. , Class A ........... 500 $ 18,828
China Mengniu Dairy Co. Ltd. ..... 4,000 8,018
CITIC Securities Co. Ltd. , Class A ... 200 738
Dongfeng Motor Group Co. Ltd. , Class
H ...................... 2,000 799
ENN Energy Holdings Ltd. ........ 200 1,361
Geely Automobile Holdings Ltd. .... 6,000 11,108
GigaDevice Semiconductor, Inc. , Class
A
(a)
..................... 700 12,234
Goldwind Science & Technology Co.
Ltd. , Class A ............... 4,400 5,786
Guangdong Haid Group Co. Ltd. , Class
A ...................... 100 681
Huatai Securities Co. Ltd. , Class A .. 14,200 33,089
JD.com, Inc. , Class A ........... 1,300 26,443
Lenovo Group Ltd. ............. 6,000 7,236
Meituan , Class B
(a) (b) (c)
........... 2,100 39,968
NetEase, Inc. ................ 700 14,389
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 3,500 19,707
Shandong Nanshan Aluminum Co. Ltd. ,
Class A .................. 1,100 613
Shenzhen Goodix Technology Co. Ltd. ,
Class A .................. 100 1,083
Tencent Holdings Ltd. ........... 2,300 121,015
Trip.com Group Ltd.
(a)
........... 300 21,070
Western Mining Co. Ltd. , Class A ... 300 718
Will Semiconductor Co. Ltd. Shanghai ,
Class A .................. 800 11,585
Wuliangye Yibin Co. Ltd. , Class A ... 2,400 41,983
Yangzijiang Shipbuilding Holdings Ltd. 1,600 3,583
Zai Lab Ltd.
(a)
................ 500 1,358
Zhejiang Chint Electrics Co. Ltd. , Class
A ...................... 100 303
466,457
Denmark — 0.8%
AP Moller - Maersk A/S , Class B .... 3 4,431
Genmab A/S
(a)
................ 44 8,648
Novo Nordisk A/S , Class B ....... 848 71,592
Vestas Wind Systems A/S
(a)
....... 1,500 20,632
105,303
Finland — 0.4%
Nokia OYJ .................. 1,695 7,993
Nordea Bank Abp ............. 2,632 31,305
Wartsila OYJ Abp .............. 813 15,358
54,656
France — 2.2%
Amundi SA
(b) (c)
................ 8 563
AXA SA .................... 518 19,651
BNP Paribas SA .............. 1,234 84,294
Credit Agricole SA ............. 1,344 20,233
Danone SA .................. 928 65,002
Dassault Aviation SA ........... 4 903
Eiffage SA .................. 155 13,847
Engie SA ................... 2,784 45,958
Gecina SA .................. 6 586
Hermes International SCA ........ 3 8,438
Kering SA ................... 2 524
LVMH Moet Hennessy Louis Vuitton SE 32 23,405
Valeo SE ................... 27 301
283,705

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Germany — 1.5%
adidas AG .................. 6 $ 1,582
Allianz SE (Registered) .......... 141 45,975
Deutsche Telekom AG (Registered) . 2,825 94,776
E.ON SE ................... 836 9,902
Evonik Industries AG ........... 71 1,333
HUGO BOSS AG .............. 246 11,525
Merck KGaA ................. 9 1,358
SAP SE .................... 71 19,566
Siemens AG (Registered) ........ 19 4,073
Siemens Energy AG
(a)
........... 20 1,190
Zalando SE
(a) (b) (c)
.............. 55 2,050
193,330
Hong Kong — 0.3%
AIA Group Ltd.
(d)
.............. 4,600 32,339
Sino Biopharmaceutical Ltd. ...... 2,000 727
33,066
India — 1.8%
ABB India Ltd. ................ 28 1,893
Ajanta Pharma Ltd. ............ 47 1,458
Alkem Laboratories Ltd. ......... 29 1,693
Berger Paints India Ltd. ......... 126 686
Bharat Electronics Ltd. .......... 1,947 6,539
Bharti Airtel Ltd. ............... 480 8,978
Birlasoft Ltd. ................. 768 4,717
Blue Star Ltd. ................ 305 6,375
Castrol India Ltd. .............. 886 1,803
Cipla Ltd. ................... 43 733
Computer Age Management Services
Ltd. ..................... 58 2,399
Coromandel International Ltd. ..... 17 354
Crompton Greaves Consumer
Electricals Ltd. ............. 1,530 6,047
Cummins India Ltd. ............ 8 268
Dixon Technologies India Ltd.
(c)
.... 136 23,408
DLF Ltd. .................... 107 916
Dr Lal PathLabs Ltd.
(b) (c)
......... 28 920
Fortis Healthcare Ltd. ........... 129 950
GAIL India Ltd. ............... 189 384
GE Vernova T&D India Ltd. ....... 148 3,035
Havells India Ltd. .............. 25 451
HCL Technologies Ltd. .......... 474 9,407
Hindalco Industries Ltd. ......... 126 861
Hindustan Aeronautics Ltd.
(c)
...... 7 317
Hindustan Zinc Ltd. ............ 878 4,545
Hitachi Energy India Ltd. ......... 6 884
Indian Hotels Co. Ltd. (The) , Class A . 129 1,135
Indian Railway Catering & Tourism
Corp. Ltd. ................. 23 217
Infosys Ltd. .................. 2,114 45,999
ITD Cementation India Ltd. ....... 182 1,130
KEC International Ltd. .......... 207 2,001
KEI Industries Ltd. ............. 18 833
KPIT Technologies Ltd. .......... 30 486
Lupin Ltd. ................... 19 455
Marico Ltd. .................. 34 263
Max Financial Services Ltd.
(a)
...... 30 385
Mphasis Ltd. ................. 8 263
Multi Commodity Exchange of India Ltd. 10 659
National Aluminium Co. Ltd. ....... 169 392
NBCC India Ltd. .............. 466 533
NCC Ltd. ................... 261 755
Nippon Life India Asset Management
Ltd.
(b) (c)
................... 173 1,162
Oberoi Realty Ltd. ............. 66 1,375
Security
Shares
Shares Value
India (continued)
Onesource Specialty Pharma Ltd.
(a)
. 43 $ 785
Petronet LNG Ltd. ............. 111 404
Pidilite Industries Ltd. ........... 51 1,689
Power Finance Corp. Ltd. ........ 126 611
Power Grid Corp. of India Ltd. ..... 458 1,590
Prestige Estates Projects Ltd. ..... 46 719
Punjab National Bank ........... 2,427 2,818
PVR Inox Ltd.
(a)
............... 24 301
Siemens Ltd. ................. 15 1,047
SRF Ltd. ................... 13 420
State Bank of India ............. 368 3,271
Strides Pharma Science Ltd. ...... 87 688
Supreme Industries Ltd. ......... 5 228
Tata Consultancy Services Ltd. .... 605 28,628
Trent Ltd. ................... 48 3,173
Triveni Turbine Ltd. ............ 34 261
United Spirits Ltd. ............. 69 1,132
VA Tech Wabag Ltd.
(a)
........... 64 1,009
Vedanta Ltd. ................. 414 2,101
Vodafone Idea Ltd.
(a)
............ 4,519 469
Voltas Ltd. .................. 1,145 16,612
Wipro Ltd. ................... 228 817
Zensar Technologies Ltd. ........ 29 290
Zomato Ltd.
(a)
................ 3,910 9,903
Zydus Lifesciences Ltd. ......... 338 3,775
230,805
Indonesia — 0.1%
Bank Central Asia Tbk. PT ........ 2,800 1,618
Bank Mandiri Persero Tbk. PT ..... 7,200 2,645
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 46,700 12,059
Perusahaan Gas Negara Tbk. PT ... 13,200 1,293
17,615
Ireland — 1.0%
Accenture plc , Class A .......... 323 124,339
Israel — 0.4%
Bank Hapoalim BM ............ 205 2,630
Nice Ltd.
(a)
.................. 33 5,516
Wix.com Ltd.
(a)
................ 195 46,583
54,729
Italy — 1.0%
A2A SpA ................... 3,939 9,303
Enel SpA ................... 7,295 51,851
Intesa Sanpaolo SpA ........... 3,900 16,880
Moncler SpA ................. 433 27,410
UniCredit SpA ................ 680 31,228
136,672
Japan — 4.9%
Amada Co. Ltd. ............... 1,200 12,391
ANA Holdings, Inc. ............. 1,000 18,759
Asahi Group Holdings Ltd. ........ 100 1,083
Asahi Kasei Corp. ............. 1,800 12,225
Astellas Pharma, Inc. ........... 1,700 16,480
Daiichi Sankyo Co. Ltd. .......... 800 22,304
Daikin Industries Ltd. ........... 100 11,746
Daito Trust Construction Co. Ltd. ... 100 10,715
Daiwa Securities Group, Inc. ...... 3,200 23,165
FANUC Corp. ................ 400 11,917
Fujitsu Ltd. .................. 200 3,868
Hitachi Ltd. .................. 200 5,028
J Front Retailing Co. Ltd. ......... 400 5,604
KDDI Corp. .................. 100 3,332

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
MISUMI Group, Inc. ............ 200 $ 3,201
Mitsubishi Estate Co. Ltd. ........ 200 2,906
Mitsubishi UFJ Financial Group, Inc. . 1,700 21,499
Mitsui Fudosan Co. Ltd. ......... 4,900 44,226
Mizuho Financial Group, Inc. ...... 3,900 107,390
Murata Manufacturing Co. Ltd. ..... 400 6,284
Nidec Corp. ................. 100 1,727
Nintendo Co. Ltd. .............. 700 45,923
Nomura Holdings, Inc. .......... 800 5,201
Obayashi Corp. ............... 600 8,058
Ono Pharmaceutical Co. Ltd. ...... 100 1,040
Panasonic Holdings Corp. ........ 700 7,143
Recruit Holdings Co. Ltd. ........ 200 13,959
Sekisui House Ltd. ............. 700 16,088
SoftBank Corp. ............... 4,600 5,917
SoftBank Group Corp. .......... 100 6,113
Sompo Holdings, Inc. ........... 100 2,789
Sony Group Corp. ............. 1,800 39,725
Sumitomo Chemical Co. Ltd. ...... 3,100 6,706
Sumitomo Corp. .............. 300 6,504
Sumitomo Mitsui Financial Group, Inc. 1,100 27,107
Takeda Pharmaceutical Co. Ltd. .... 500 13,450
Tokyo Electron Ltd. ............ 500 84,342
Toyota Motor Corp. ............ 400 7,588
643,503
Malaysia — 0.0%
KPJ Healthcare Bhd. ........... 800 404
Mexico — 0.0%
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 30 816
Netherlands — 0.4%
ING Groep NV ................ 1,866 31,015
Koninklijke Philips NV
(a)
.......... 376 10,363
NN Group NV ................ 137 6,288
47,666
New Zealand — 0.2%
Xero Ltd.
(a)
.................. 207 23,299
Norway — 0.1%
Aker BP ASA ................. 322 6,721
Equinor ASA ................. 477 11,488
Kongsberg Gruppen ASA ........ 7 831
19,040
Singapore — 0.6%
DBS Group Holdings Ltd. ........ 2,100 68,737
Sea Ltd. , ADR, Class A
(a)
......... 25 3,045
Singapore Telecommunications Ltd. . 1,400 3,420
United Overseas Bank Ltd. ....... 200 5,498
80,700
South Africa — 0.0%
Anglo American plc ............ 99 2,910
AVI Ltd. .................... 463 2,442
MTN Group Ltd. ............... 124 761
Standard Bank Group Ltd. ........ 40 466
6,579
South Korea — 1.1%
Amorepacific Group
(a)
........... 358 5,921
CJ Corp. ................... 53 3,459
CJ ENM Co. Ltd.
(a)
............. 92 3,382
Coupang, Inc. , Class A
(a)
......... 274 6,442
CS Wind Corp. ............... 76 2,173
Security
Shares
Shares Value
South Korea (continued)
E-MART, Inc. ................. 6 $ 265
Hanon Systems
(a)
.............. 1,131 3,310
HDC Hyundai Development Co-
Engineering & Construction
(a)
.... 113 1,286
Hugel, Inc.
(a)
................. 36 5,848
Hyosung TNC Corp.
(a)
........... 1 153
Hyundai Rotem Co. Ltd.
(a)
........ 25 1,012
Hyundai Steel Co. ............. 193 3,059
KCC Corp. .................. 7 1,190
Kia Corp. ................... 10 698
LG Chem Ltd.
(a)
............... 159 25,788
LS Corp.
(a)
.................. 9 729
Medytox, Inc. ................ 3 243
NAVER Corp.
(a)
............... 72 10,662
NCSoft Corp.
(a)
............... 53 6,272
Pan Ocean Co. Ltd.
(a)
........... 344 783
PharmaResearch Co. Ltd.
(a)
....... 39 6,450
Samsung C&T Corp. ........... 18 1,476
Samsung E&A Co. Ltd. .......... 23 284
Samsung Electronics Co. Ltd. ..... 920 32,857
Seegene, Inc. ................ 28 454
SK Telecom Co. Ltd. ............ 331 12,604
SK, Inc. .................... 10 1,012
WONIK IPS Co. Ltd.
(a)
........... 14 215
138,027
Spain — 0.7%
ACS Actividades de Construccion y
Servicios SA ............... 112 5,702
Banco Bilbao Vizcaya Argentaria SA . 576 6,558
Banco Santander SA ........... 3,213 16,465
Iberdrola SA ................. 2,009 28,390
Iberdrola SA
(a)
................ 36 509
Industria de Diseno Textil SA ...... 402 21,821
Repsol SA .................. 1,084 12,598
92,043
Sweden — 0.6%
Alfa Laval AB ................ 149 6,642
Investor AB , Class B ............ 541 15,405
Svenska Handelsbanken AB , Class A 1,615 17,868
Swedbank AB , Class A .......... 1,125 24,495
Telefonaktiebolaget LM Ericsson , Class
B ...................... 1,349 10,158
74,568
Switzerland — 2.3%
ABB Ltd. (Registered) ........... 2,016 109,776
Belimo Holding AG (Registered) .... 2 1,459
DSM-Firmenich AG ............ 336 34,302
Kuehne + Nagel International AG
(Registered) ............... 186 42,265
Logitech International SA (Registered) 55 5,445
TE Connectivity plc ............ 679 100,472
293,719
Taiwan — 1.1%
Makalot Industrial Co. Ltd. ........ 1,020 10,798
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,000 133,492
Wisdom Marine Lines Co. Ltd. ..... 2,000 3,789
148,079
Thailand — 0.1%
Advanced Info Service PCL , NVDR .. 100 841
B Grimm Power PCL , NVDR ...... 500 224
CP ALL PCL , NVDR ............ 7,500 11,546

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Thailand (continued)
Gulf Energy Development PCL , NVDR 600 $ 1,023
SCG Packaging PCL , NVDR ...... 2,500 1,220
14,854
Turkey — 0.0%
Anadolu Efes Biracilik ve Malt Sanayii
A/S , Class A ............... 390 1,756
KOC Holding A/S .............. 57 270
Migros Ticaret A/S ............. 191 3,112
TAV Havalimanlari Holding A/S
(a)
... 114 883
Turk Telekomunikasyon A/S
(a)
...... 302 425
6,446
United Kingdom — 2.4%
AstraZeneca plc .............. 260 36,498
Auto Trader Group plc
(b) (c)
........ 1,165 11,347
BAE Systems plc .............. 3,154 47,677
British Land Co. plc (The) ........ 1,848 8,595
Drax Group plc ............... 180 1,389
easyJet plc .................. 324 2,046
Informa plc .................. 2,773 29,589
International Consolidated Airlines
Group SA ................. 416 1,735
Intertek Group plc ............. 179 11,289
J Sainsbury plc ............... 162 509
Johnson Matthey plc ........... 151 2,669
National Grid plc .............. 123 1,492
NatWest Group plc ............. 305 1,626
Rolls-Royce Holdings plc
(a)
....... 445 3,318
Smiths Group plc .............. 616 15,690
Standard Chartered plc .......... 626 8,419
Taylor Wimpey plc ............. 1,390 2,059
TechnipFMC plc ............... 1,051 31,583
Tesco plc ................... 15,488 71,282
Vodafone Group plc ............ 28,133 23,968
312,780
United States — 68.0%
3M Co. ..................... 283 43,073
AbbVie, Inc. ................. 251 46,159
Acuity Brands, Inc. ............. 90 29,915
Adobe, Inc.
(a)
................. 194 84,865
Advanced Micro Devices, Inc.
(a)
.... 255 29,567
AECOM .................... 521 54,934
Agilent Technologies, Inc. ........ 209 31,668
Alkermes plc
(a)
................ 63 1,986
Allstate Corp. (The) ............ 76 14,617
Alphabet, Inc. , Class A .......... 1,185 241,764
Alphabet, Inc. , Class C .......... 771 158,517
Amazon.com, Inc.
(a)
............ 1,804 428,775
American Express Co. .......... 413 131,107
AMETEK, Inc. ................ 2 369
Amgen, Inc. ................. 63 17,982
Apple, Inc. .................. 2,920 689,120
Applied Materials, Inc. .......... 594 107,128
Aramark .................... 6 233
Automatic Data Processing, Inc. .... 70 21,211
Bank of America Corp. .......... 3,294 152,512
Becton Dickinson & Co. ......... 43 10,647
Berkshire Hathaway, Inc. , Class B
(a)
. 59 27,652
Best Buy Co., Inc. ............. 10 859
BioMarin Pharmaceutical, Inc.
(a)
.... 136 8,617
Blueprint Medicines Corp.
(a)
....... 58 6,527
Booking Holdings, Inc. .......... 26 123,177
BorgWarner, Inc. .............. 2,062 65,778
Boston Scientific Corp.
(a)
......... 614 62,849
Security
Shares
Shares Value
United States (continued)
Box, Inc. , Class A
(a)
............ 53 $ 1,770
Bristol-Myers Squibb Co. ......... 893 52,642
Brixmor Property Group, Inc. ...... 10 261
Broadcom, Inc. ............... 404 89,393
Cardinal Health, Inc. ............ 433 53,545
Carvana Co. , Class A
(a)
.......... 3 742
Caterpillar, Inc. ............... 1 371
Charles Schwab Corp. (The) ...... 521 43,097
Chevron Corp. ................ 918 136,956
Cigna Group (The) ............. 196 57,665
Cintas Corp. ................. 18 3,610
Citigroup, Inc. ................ 1,412 114,979
CME Group, Inc. , Class A ........ 49 11,590
Colgate-Palmolive Co. .......... 1,195 103,607
Comcast Corp. , Class A ......... 1,185 39,887
Comfort Systems USA, Inc. ....... 6 2,621
ConocoPhillips ............... 571 56,432
Consolidated Edison, Inc. ........ 146 13,686
Costco Wholesale Corp. ......... 123 120,525
Crown Holdings, Inc. ........... 391 34,353
CSL Ltd. .................... 40 6,906
Curtiss-Wright Corp. ............ 59 20,470
CyberArk Software Ltd.
(a)
......... 2 742
Deckers Outdoor Corp.
(a)
......... 143 25,363
Delta Air Lines, Inc. ............ 306 20,585
Donaldson Co., Inc. ............ 62 4,414
DoorDash, Inc. , Class A
(a)
........ 14 2,644
Dropbox, Inc. , Class A
(a)
......... 66 2,122
DuPont de Nemours, Inc. ........ 636 48,845
Eaton Corp. plc ............... 37 12,078
Ecolab, Inc. ................. 170 42,532
Elevance Health, Inc. ........... 82 32,447
Eli Lilly & Co. ................ 132 107,063
EMCOR Group, Inc. ............ 101 45,254
Emerson Electric Co. ........... 299 38,855
EOG Resources, Inc. ........... 175 22,013
Essent Group Ltd. ............. 17 990
Etsy, Inc.
(a)
.................. 221 12,135
Exelon Corp. ................. 76 3,040
Experian plc ................. 521 25,664
Exxon Mobil Corp. ............. 73 7,799
Fiserv, Inc.
(a)
................. 6 1,296
Fortinet, Inc.
(a)
................ 273 27,540
Fox Corp. , Class A ............. 504 25,795
Freeport-McMoRan, Inc. ......... 1,327 47,573
Gap, Inc. (The) ............... 41 987
Gilead Sciences, Inc. ........... 277 26,924
Goldman Sachs Group, Inc. (The) .. 16 10,246
GSK plc .................... 36 627
Guidewire Software, Inc.
(a)
........ 274 57,888
H&R Block, Inc. ............... 42 2,323
Halliburton Co. ............... 72 1,873
Hartford Financial Services Group, Inc.
(The) .................... 673 75,073
HCA Healthcare, Inc. ........... 144 47,507
Home Depot, Inc. (The) ......... 39 16,067
Illumina, Inc.
(a)
................ 29 3,849
Incyte Corp.
(a)
................ 26 1,928
Ingredion, Inc. ................ 64 8,732
Intel Corp. .................. 541 10,512
Intercontinental Exchange, Inc. .... 21 3,356
Intuit, Inc. ................... 87 52,331
Invesco Ltd. ................. 531 10,211
Ionis Pharmaceuticals, Inc.
(a)
...... 11 351
IQVIA Holdings, Inc.
(a)
........... 259 52,152

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Johnson & Johnson ............ 498 $ 75,771
Johnson Controls International plc .. 53 4,134
Jones Lang LaSalle, Inc.
(a)
........ 2 566
JPMorgan Chase & Co. ......... 256 68,429
Keysight Technologies, Inc.
(a)
...... 4 713
KLA Corp. ................... 29 21,409
Lam Research Corp. ........... 698 56,573
Lear Corp. .................. 113 10,632
Manhattan Associates, Inc.
(a)
...... 9 1,877
Marathon Petroleum Corp. ....... 149 21,711
Marsh & McLennan Cos., Inc. ..... 102 22,122
MasTec, Inc.
(a)
................ 199 28,873
Mastercard, Inc. , Class A ......... 146 81,093
Medtronic plc ................ 1,258 114,252
Merck & Co., Inc. .............. 696 68,779
Meta Platforms, Inc. , Class A ...... 299 206,065
Mettler-Toledo International, Inc.
(a)
.. 3 4,093
MGIC Investment Corp. ......... 61 1,558
Microsoft Corp. ............... 1,385 574,858
Millrose Properties, Inc. , Class A
(a)
.. 21 232
Moody's Corp. ................ 49 24,473
Morgan Stanley ............... 952 131,785
Motorola Solutions, Inc. ......... 127 59,595
MSCI, Inc. .................. 12 7,161
Natera, Inc.
(a)
................ 33 5,838
Nestle SA (Registered) .......... 20 1,699
NetApp, Inc. ................. 800 97,680
Netflix, Inc.
(a)
................. 36 35,163
Neurocrine Biosciences, Inc.
(a)
..... 61 9,261
NextEra Energy, Inc. ........... 147 10,519
Northrop Grumman Corp. ........ 190 92,581
Novartis AG (Registered) ........ 969 101,432
Nucor Corp. ................. 3 385
Nutanix, Inc. , Class A
(a)
.......... 105 7,220
NVIDIA Corp. ................ 4,476 537,433
Parker-Hannifin Corp. ........... 9 6,363
PayPal Holdings, Inc.
(a)
.......... 38 3,366
Pegasystems, Inc. ............. 81 8,772
Pfizer, Inc. .................. 3,048 80,833
PNC Financial Services Group, Inc.
(The) .................... 562 112,934
Procter & Gamble Co. (The) ...... 406 67,392
Progressive Corp. (The) ......... 237 58,406
Prologis, Inc. ................. 670 79,898
QUALCOMM, Inc. ............. 431 74,533
Regeneron Pharmaceuticals, Inc.
(a)
.. 9 6,057
Reinsurance Group of America, Inc. . 159 36,230
ResMed, Inc. ................ 55 12,990
Robert Half, Inc. .............. 98 6,349
Roche Holding AG ............. 2 629
S&P Global, Inc. .............. 246 128,267
Sanofi SA ................... 98 10,651
Schlumberger NV ............. 439 17,683
Schneider Electric SE ........... 340 86,232
ServiceNow, Inc.
(a)
............. 124 126,279
Shell plc .................... 3,933 129,139
Simon Property Group, Inc. ....... 275 47,812
Spotify Technology SA
(a)
......... 6 3,291
Stryker Corp. ................ 125 48,911
Taylor Morrison Home Corp.
(a)
..... 38 2,450
Tenet Healthcare Corp.
(a)
......... 2 282
Tesla, Inc.
(a)
.................. 341 137,969
Toll Brothers, Inc. .............. 119 16,161
Trane Technologies plc .......... 199 72,187
TransUnion .................. 80 7,940
Security
Shares
Shares Value
United States (continued)
Travelers Cos., Inc. (The) ........ 194 $ 47,565
Truist Financial Corp. ........... 18 857
Tyson Foods, Inc. , Class A ....... 1,029 58,128
Uber Technologies, Inc.
(a)
........ 346 23,130
United Airlines Holdings, Inc.
(a)
..... 71 7,515
UnitedHealth Group, Inc. ......... 123 66,726
Universal Health Services, Inc. , Class B 3 566
Valero Energy Corp. ............ 125 16,625
Verisk Analytics, Inc. ............ 76 21,845
Verizon Communications, Inc. ..... 1,198 47,189
Vertex Pharmaceuticals, Inc.
(a)
..... 26 12,004
Visa, Inc. , Class A ............. 45 15,381
Walmart, Inc. ................. 1,187 116,516
Waste Management, Inc. ......... 52 11,454
Wells Fargo & Co. ............. 209 16,469
Westinghouse Air Brake Technologies
Corp. .................... 100 20,792
Wingstop, Inc. ................ 2 596
Zoetis, Inc. , Class A ............ 37 6,323
8,862,094
Total Common Stocks — 99.6%
(Cost: $ 10,877,158 ) .............................. 12,979,978
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.1%
Azul SA (Preference)
(a)
.......... 2,642 2,066
Braskem SA (Preference) , Series A ,
Class A
(a)
................. 1,821 4,284
Companhia Paranaense de Energia
(Preference) ............... 1,512 2,510
Energisa SA (Preference) ........ 2 2
Gerdau SA (Preference) ......... 323 950
Marcopolo SA (Preference) ....... 4,453 6,347
16,159
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 23 2,010
Total Preferred Securities — 0.1%
(Cost: $ 22,381 ) ................................ 18,169
Rights
Spain — 0.0%
ACS Actividades de Construccion y
Servicios SA ( Expires 02/04/25 )
(a)
. 112 55
Total Rights — 0.0%
(Cost: $ 54 ) ................................... 55
Total Long-Term Investments — 99 .7%
(Cost: $ 10,899,593 ) .............................. 12,998,202

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.26%
(e) (f)
.... 100,484 $ 100,484
Total Short-Term Securities — 0 .8%
(Cost: $ 100,484 ) ................................ 100,484
Total Investments — 100.5%
(Cost: $ 11,000,077 ) .............................. 13,098,686
Liabilities in Excess of Other Assets — (0.5) % ............ (60,970)
Net Assets — 100.0% .............................. $ 13,037,716
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 4,143 $ — $ (4,166)
(b)
$ 23 $ — $ — — $ 54
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 228,055 — (127,571)
(b)
— — 100,484 100,484 5,561 —
$ 23 $ — $ 100,484 $ 5,615 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Global Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 Micro E-Mini Index ................................................... 2 03/21/25 $ 61 $ (882)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 111,297 $ — $ 111,297
Belgium ............................................. — 17,566 — 17,566
Brazil ............................................... 194,255 — — 194,255
Canada ............................................. 189,467 — — 189,467
Chile ............................................... — 2,099 — 2,099
China ............................................... 4,628 461,829 — 466,457
Denmark ............................................. — 105,303 — 105,303
Finland .............................................. — 54,656 — 54,656
France .............................................. — 283,705 — 283,705
Germany ............................................ — 193,330 — 193,330
Hong Kong ........................................... — 33,066 — 33,066
India ............................................... 785 230,020 — 230,805
Indonesia ............................................ — 17,615 — 17,615
Ireland .............................................. 124,339 — — 124,339
Israel ............................................... 46,583 8,146 — 54,729
Italy ................................................ — 136,672 — 136,672
Japan ............................................... — 643,503 — 643,503
Malaysia ............................................. — 404 — 404
Mexico .............................................. 816 — — 816
Netherlands ........................................... — 47,666 — 47,666
New Zealand .......................................... — 23,299 — 23,299
Norway .............................................. — 19,040 — 19,040
Singapore ............................................ 3,045 77,655 — 80,700
South Africa ........................................... 2,908 3,671 — 6,579
South Korea .......................................... 6,442 131,585 — 138,027

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Global Equity Fund

Level 1 Level 2 Level 3 Total
Spain ............................................... $ — $ 92,043 $ — $ 92,043
Sweden ............................................. — 74,568 — 74,568
Switzerland ........................................... 100,472 193,247 — 293,719
Taiwan .............................................. — 148,079 — 148,079
Thailand ............................................. — 14,854 — 14,854
Turkey .............................................. — 6,446 — 6,446
United Kingdom ........................................ 32,972 279,808 — 312,780
United States .......................................... 8,498,883 363,211 — 8,862,094
Preferred Securities ....................................... 18,169 — — 18,169
Rights ................................................ 55 — — 55
Short-Term Securities
Money Market Funds ...................................... 100,484 — — 100,484
$ 9,324,303 $ 3,774,383 $ — $ 13,098,686
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (882) $ — $ — $ (882)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)